Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS
Related Party Loan Receivables and Payables
The Company has loan receivables from one of the Company’s founders related to legal and settlement fees that the Company had paid on their behalf, and commissions payable related to a talent arrangement with the Company. The Company recorded $0.5 million and $0.5 million in receivables as of June 30, 2022, and December 31, 2021, respectively, related to the anticipated repayment of these fees.
In April 2021, the Company issued a loan to one of the Company’s founders. The Company recorded $0.1 million and $0.1 million in receivables for this loan as of June 30, 2022, and December 31, 2021, respectively.
Retainer Consulting Arrangements
During the six months ended June 30, 2022 and 2021, the Company had retainer consulting arrangements with co-founders
Nordan Shat, Thomas Oliveira, Richard Bengtson, and Sabastian Diamond. The Company recorded approximately $0.3 million and $0.3 million in expenses related to these arrangements for the six months ended June 30, 2022 and 2021, respectively. These expenses are presented within general and administrative expense within the condensed consolidated statement of operations.

13.    RELATED PARTY TRANSACTIONS
Related Party Loan Receivables and Payables
The Company has loan receivables from one of FaZe’s founders related to legal and settlement fees that FaZe had paid on their behalf, and commissions payable related to a talent arrangement with FaZe. The Company recorded $0.5 million and $0.7 million in receivables as of December 31, 2021 and 2020, respectively, related to the anticipated collection of these loans.
In 2021, the Company issued a loan to one of FaZe’s founders. The Company recorded $0.1 million in receivables for this loan as of December 31, 2021.

The Company had loan payables to certain members of Company management to help fund its day-to-day
operations, all of which has been repaid during the year ended December 31, 2021. The Company recorded $0.5 million in loan payables to related parties as of December 31, 2020.
Retainer Consulting Arrangements
During the years ended December 31, 2021 and 2020, the Company had retainer consulting arrangements with co-founders
Nordin Shat, Thomas Oliveira, Richard Bengtson, and Sabastian Diamond. The Company recorded approximately $0.7 million and $0.9 million in expenses related to these arrangements for the years ended December 31, 2021 and 2020, respectively. These expenses are presented within general and administrative expense within the consolidated statement of operations.

B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS
NOTE 3 — RELATED PARTY TRANSACTIONS
Founder Shares
On June 19, 2020, 4,312,500 Founder Shares were issued to B. Riley Principal Investments, LLC. All of the Founder Shares were contributed to the Sponsor in June 2020. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Public Offering excluding the shares underlying the Private Placement Units (the “Private Placement Shares”).
At the time of the Public Offering, the Company’s Sponsor, officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Pursuant to the Sponsor Support Agreement, dated as of October 24, 2021, between the Company and the Sponsor, the Sponsor agreed to subject 50% of the Founder Shares to forfeiture following the completion of the
Company’s Business Combination with Legacy FaZe if certain price-based vesting conditions are not met during the five-year period beginning on the date that is 90 days after such closing and ending on the fifth anniversary of the closing date. The Sponsor Support Agreement also contains a lock-up
that supersedes the
lock-up
discussed above. The Sponsor Support Agreement provides that the Founder Shares held by the Sponsor may not be transferred (except to certain permitted transferees) until the earliest to occur of the following: (i) with respect to 862,500 Founder Shares only, in the event that the volume-weighted average price per share of Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $20.00 for any 20 trading days within any period of 30 consecutive trading days following the closing of the Business Combination, (ii) the date that is one year after the closing date, (iii) in the event that the volume-weighted average price per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $15.00 for any 20 trading days within any period of 30 consecutive trading days beginning 150 days after closing, the date that is six months after the closing date, or (iv) the date on which the Company completes a change of control.
Business Combination Marketing Agreement
Pursuant to a business combination marketing agreement, the Company engaged B. Riley Securities, Inc. as advisors in connection with its Initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Initial Business Combination and assist it with the preparation of press releases and public filings in connection with the Initial Business Combination. The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Public Offering (exclusive of any applicable finders’ fees which might become payable) ($6,037,500 since the underwriters’ over-allotment option was exercised in full).
Administrative Fees
Commencing on February 23, 2021, the Company agreed to pay an affiliate of the Sponsor a total of $3,750 per month for office space, utilities and secretarial and administrative support. At June 30, 2022 and December 31, 2021, amounts due to related party includes $63,750 and $41,150, respectively, for administrative fees payable to the Sponsor. The Company ceased paying these monthly fees on July 19, 2022.
Note Payable — Related Party
The Company had a Note to the Sponsor which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses associated with the Public Offering. The Note was payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated an initial public offering of its securities. At February 23, 2021, the Note’s balance was $40,000. The Note was paid in full using proceeds from the Public Offering and the Private Placement on March 1, 2021.

B. Riley Loan to FaZe
On March 10, 2022, B. Riley Commercial Capital ,LLC (the “B. Riley Lender”), an affiliate of the Sponsor, entered into a Bridge Loan Agreement with FaZe Clan Inc. (“Legacy FaZe”) pursuant to which the B. Riley Lender agreed (i) to issue a term loan (the “Initial Term Loan”) in the amount of $10,000,000 and (ii) upon receipt of a borrowing notice from FaZe, to issue a second term loan (the “Final Term Loan”, and together with the Initial Term Loan, the “Term Loan”) in the amount of $10,000,000. In connection with the Term Loan, on March 10, 2022, FaZe waived the Minimum Proceeds Condition under the Merger Agreement (as defined below).
The Term Loan was evidenced by a term promissory note and accrued interest at a rate of 7% per year, compounded quarterly. The Term Loan was secured by all assets of FaZe, other than the Excluded Collateral (as defined in the Pledge and Security Agreement), subject to Intercreditor Agreements entered into between the B. Riley Lender and FaZe’s senior lienholders, CPH and Cox. The Term Loan and accrued interest was repaid in full on July 19, 2022.
Due to Related Party
Amounts owed to Sponsor for advances of operating expenses and administrative fees were $783,750 and $191,250 at June 30, 2022 and December 31, 2021, respectively. The advances as of June 30, 2022 include cash advances of $445,000 for working capital purposes and also includes administrative fees of $63,750.
Any amounts payable to our Sponsor or in the event there may be a future working capital loan from our Sponsor these amounts would be repaid from funds held outside the Trust Account or from funds released to the Company upon completion of the Initial Business Combination. Up to $1,500,000 of such working capital loans, in the event there are any outstanding amounts at the time of the completion of the Initial Business Combination, may be convertible into private placement-equivalent units at a price of $10.00 per unit at the option of the lender. None of our Sponsor, members of our management team nor any of their affiliates is under any obligation to advance funds for working capital loans.

NOTE 3 — RELATED PARTY TRANSACTIONS
Founder Shares
On June 19, 2020, 4,312,500 Founder Shares were issued to B. Riley Principal Investments, LLC. All of the Founder Shares were contributed to the Sponsor in June 2020. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Public Offering excluding the shares underlying the Private Placement Units (the “Private Placement Shares”).
The Company’s Sponsor, officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Business Combination Marketing Agreement
Pursuant to a business combination marketing agreement, the Company engaged B. Riley Securities, Inc. as advisors in connection with its Initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Initial Business Combination and assist it with the preparation of press releases and public filings in connection with the Initial Business Combination. The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Public Offering (exclusive of any applicable finders’ fees which might become payable) ($6,037,500 since the underwriters’ over-allotment option was exercised in full). Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete an Initial Business Combination.
Administrative Fees
Commencing on February 19, 2021, the Company agreed to pay an affiliate of the Sponsor a total of $3,750 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, it will cease paying these monthly fees. At December 31, 2021, amounts due to related party includes $41,150 for administrative fees payable to the Sponsor.
Note Payable — Related Party
The Company had a Note Payable to the Sponsor which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses associated with the Public Offering. The Note Payable was payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated an initial public offering of its securities. At February 23, 2021, the Note Payable balance was $40,000. The Note Payable was paid in full using proceeds from the Public Offering and the Private Placement on March 1, 2021.

Due to Related Party
Amounts owed to Sponsor for advances of operating expenses were $191,250 and $998 at December 31, 2021 and 2020, respectively. The advances in 2021 also include administrative fees of $41,150. The Company also paid B. Riley Securities, Inc. $43,495 of offering costs for expense incurred in connection with the Public Offering on February 23, 2021.